Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Operating expenses:
General and administrative	$ 1,828	$ 1,799	$ 6,863	$ 5,249
Research and development	1,593	954	4,725	2,225
Warrant expense - termination agreement			0	4,556
Total operating expenses	3,421	2,753	11,588	12,030
Loss from operations	(3,421)	(2,753)	(11,588)	(12,030)
Other income (expense):
Warrant liability - mark-to-market			0	(3,444)
Interest expense	0	(41)	(176)	(79)
Interest income	84	95	354	127
Total other income (expense)	84	54	178	(3,396)
Loss before income taxes	(3,337)	(2,699)	(11,410)	(15,426)
Income taxes	0	0	0	0
Net loss	$ (3,337)	$ (2,699)	$ (11,410)	$ (15,426)
Loss per share - basic and diluted (in dollars per share)	$ (1.07)	$ (2.2)	$ (6.46)	$ (14.82)
Weighted average shares outstanding - basic and diluted (in shares)	3,105,156	1,225,423	1,766,425	1,040,720